Financial assets and liabilities and impacts on statements of consolidated operations	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities and impacts on statements of consolidated operations
Financial assets and liabilities and impacts on statements of consolidated operations

Note 10: Financial assets and liabilities and impacts on statements of consolidated operations

The Company’s financial assets and liabilities are measured as follows as of December 31, 2020 and 2021, respectively:

	AS OF DECEMBER 31, 2020
			Measurement – Statement of financial
			position (IFRS 9)
	Measurement –		Fair value
	Statement of	Fair	through profit
(amounts in thousands of euros)	financial position	value	or loss	Amortized cost
Non-current financial assets	413	413	—	413
Other receivables (excluding prepaid expenses)	5,210	5,210	—	5,210
Other current financial assets	12,924	12,924	—	12,924
Cash and cash equivalents	5,847	5,847	5,847	—
Total assets	24,394	24,394	5,847	18,547
Non-current financial liabilities	1,833	1,833	—	1,833
Current financial liabilities	13,219	13,219	7,357	5,862
Trade payables	7,985	7,985	—	7,985
Total liabilities	23,037	23,037	7,357	15,680

	AS OF DECEMBER 31, 2021
			Measurement – Statement of financial
			position (IFRS 9)
	Measurement –		Fair value
	Statement of		through profit
	financial position	Fair value	or loss	Amortized cost
(amounts in thousands of euros)	(As restated)	(As restated)	(As restated)	(As restated)
Non-current financial assets	186	186		186
Other receivables (excluding prepaid expenses)	5,119	5,119	—	5,119
Other current financial assets	904	904	—	904
Cash and cash equivalents	23,926	23,926	23,926	—
Total assets	30,135	30,135	23,926	6,209
Non-current financial liabilities	5,518	5,518	—	5,518
Non-current derivative financial instruments	536	536	536	—
Current financial liabilities	12,037	12,037	6,627	5,409
Current derivative financial instruments	788	788	788	—
Trade payables	7,606	7,606	—	7,606
Tax and social liabilities	1,998	1,998	—	1,998
Other creditors and miscellaneous liabilities	381	381	—	381
Total liabilities	28,863	28,863	7,951	20,912

The impact of the Company’s financial assets and liabilities on the statements of consolidated operations are as follows for the years ended December 31, 2020 and 2021:

	FOR THE YEARS ENDED DECEMBER 31,
	2019		2020		2021
						Change in fair
		Change in fair		Change in fair	Interest	value
(amounts in thousands of euros)	Interest	value	Interest	value	(As restated)	(As restated)
Profit or loss impact of liabilities
Liabilities at fair value : derivative financial instruments					—	(150)
Liabilities at fair value : convertible notes	—	(1,867)	—	(10,080)	—	(1,707)
Non-convertible bonds at amortized costs and interest of convertible notes issued to Kreos	(1,125)	—	(817)	—	(545)	—
Liabilities at amortized cost: advances	(33)	—	(24)	—	(33)	—